Principal Accounting Policies (Narrative - Employee Benefits, Government Subsidies, Segment Reporting, Deferred offering costs (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Employee Benefits
Employee benefit expenses	¥ 131,291	¥ 50,617	¥ 24,058
Government Subsidies
Government subsidies	¥ 12,175	¥ 6,902	¥ 1,689
Segment Reporting
Number of reportable segments | item	1